UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Jennison Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2008

Date of reporting period:	2/29/2008

Item 1.	Schedule of Investments

Jennison Financial Services Fund

Schedule of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 87.3%
COMMON STOCKS

Capital Markets 30.1%
35,700	Affiliated Managers Group, Inc.(a)(b)	$3,439,695
46,900	Bank of New York Mellon Corp. (The)	2,057,503
198,700	Charles Schwab Corp. (The)	3,896,507
81,400	Eaton Vance Corp.	2,592,590
101,100	Invesco Ltd.(b)	2,589,171
74,900	Janus Capital Group, Inc.	1,814,078
58,000	Julius Baer Holding AG (Switzerland)	4,281,958
54,300	Merrill Lynch & Co., Inc.	2,691,108

		23,362,610

Commercial Banks 5.6%
128,100	Bank of the Ozarks, Inc.	3,029,565
18,200	Boston Private Financial Holdings, Inc.(b)	250,614
33,600	U.S. Bancorp	1,075,872

		4,356,051

Consumer Finance 1.9%
31,000	Capital One Financial Corp.(b)	1,426,930

Diversified Consumer Services 3.3%
137,300	H&R Block, Inc.	2,560,645

Diversified Financial Services 25.6%
79,300	Bank of America Corp.	3,151,382
44,600	Bolsa de Mercadorias e Futuros (Brazil)	483,951
49,800	Bolsa de Mercadorias e Futuros, 144A (Brazil)(f)	540,376
29,700	Deutsche Boerse AG (Germany)	4,725,987
111,200	Discover Financial Services	1,678,008
51,000	Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	968,851
61,500	Interactive Brokers Group, Inc. (Class A)(a)(b)	1,910,805
64,200	JPMorgan Chase & Co.(b)	2,609,730
132,200	KKR Private Equity Investors LP	1,983,000
65,800	KKR Private Equity Investors LP, 144A, RDU, Private Placement(f)(g) (cost $1,642,755; purchased 5/3/06 – 5/5/06)	987,000
20,500	McGraw-Hill Cos., Inc. (The)	839,065

		19,878,155

Insurance 14.2%
84,504	American International Group, Inc.	3,959,857
400	Berkshire Hathaway, Inc. (Class B)(a)	1,869,800
32,000	StanCorp Financial Group, Inc.	1,570,880
53,000	W.R. Berkley Corp.	1,525,870
4,200	White Mountains Insurance Group Ltd.	2,072,280

		10,998,687

Real Estate Investment Trust 1.0%
39,000	Annaly Capital Management, Inc.(b)	806,910

Thrifts & Mortgage Finance 5.6%
97,700	FirstFed Financial Corp.(a)(b)	3,053,125
75,500	People’s United Financial, Inc.(b)	1,272,930

		4,326,055

	Total long-term investments (cost $67,235,367)	67,716,043

SHORT-TERM INVESTMENT 34.3%
Affiliated Money Market Mutual Fund 34.3%
26,615,230	Dryden Core Investment Fund - Taxable Money Market Series (cost $26,615,230; includes $18,101,929 of cash collateral received for securities on loan)(c)(d)	26,615,230

	Total Investments(e) 121.6% (cost $93,850,597)(h)	94,331,273
	Liabilities in excess of other assets (21.6%)	(16,782,341)

	Net Assets 100.0%	$77,548,932

The following abbreviation is used in portfolio descriptions:

RDU – Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or a portion of a security is on loan. The aggregate market value of such securities is $16,095,463; cash collateral of $18,101,929 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of February 29, 2008, four securities representing $10,963,796 and 14.1% of net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $9,976,796 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $987,000 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates a security restricted as to resale. The aggregate cost is $1,642,755. The aggregate market value of $987,000 is approximately 1.3% of net assets.
(h)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$94,861,663	$6,012,427	$(6,542,817)	$(530,390)

The difference between book and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$83,367,477	—
Level 2 - Other Significant Observable Inputs	9,976,796	—
Level 3 - Significant Unobservable Inputs	987,000	—

Total	$94,331,273	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$1,177,820
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(190,820)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/29/08	$987,000

Jennison Health Sciences Fund

Schedule of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.0%
COMMON STOCKS 96.3%

Biotechnology 34.8%
562,756	Acorda Therapeutics, Inc. (a)(b)	$11,502,733
3,313,600	Allos Therapeutics, Inc.(a)(b)	18,523,024
204,600	Amgen, Inc.(a)(b)	9,313,392
4,296,400	Antisoma PLC (United Kingdom)(a)	2,357,496
2,021,500	Antisoma PLC, 144A (United Kingdom)(a)	1,111,825
749,700	Array Biopharma, Inc.(a)(b)	4,198,320
961,800	BioMarin Pharmaceutical, Inc.(a)(b)	36,586,872
299,000	Cephalon, Inc.(a)(b)	18,041,660
94,000	Cepheid Inc.(a)(b)	2,601,920
454,800	Cytori Therapeutics, Inc.(a)(b)	2,906,172
360,800	Genentech, Inc.(a)	27,330,600
837,000	Gilead Sciences, Inc.(a)(b)	39,606,840
2,189,000	Incyte Corp.(a)(b)	21,692,990
1,017,200	InterMune, Inc.(a)(b)	14,322,176
727,400	Keryx Biopharmaceuticals, Inc.(a)(b)	4,182,550
960,512	Merrimack Pharmaceuticals, Inc., Private Placement (cost $4,322,304; purchased 3/24/06)(a)(c)(d)	4,898,611
2,000,000	Microbia, Inc., Private Placement, Series E (cost $7,640,000; purchased 2/21/06)(a)(c)(d)	12,500,000
160,000	Microbia, Inc., Private Placement, Series F (cost $1,000,000; purchased 2/1/07)(a)(c)(d)	1,000,000
1,032,900	Millennium Pharmaceuticals, Inc.(a)(b)	14,450,271
250,400	Myriad Genetics Inc.(a)	9,269,808
373,500	Orexigen Therapeutics, Inc.(a)(b)	4,836,825
149,000	Pharmion Corp.(a)	10,666,910
838,300	Progenics Pharmaceuticals, Inc.(a)(b)	12,825,990
794,300	Regeneron Pharmaceuticals, Inc.(a)(b)	15,703,311
5,700,000	Titan Pharmaceuticals, Inc.(a)	6,555,000
2,610,200	Vanda Pharmaceuticals, Inc.(a)(b)	11,902,512

		318,887,808

Chemicals 1.5%
179,600	Bayer AG (Germany)	13,821,834

Food & Staples Retailing 0.5%
389,000	China Nepstar Chain Drugstore Ltd., ADR (China)(a)	4,279,000

Healthcare Equipment & Supplies 10.0%
164,200	Alcon, Inc.	23,764,667
247,700	Baxter International, Inc.	14,619,254
308,800	Enteromedics, Inc.(a)	2,705,088
123,100	Holologic, Inc.(a)(b)	7,424,161
302,700	Immucor, Inc.(a)(b)	9,020,460
89,500	Insulet Corp.(a)(b)	1,533,135
4,000,000	Lombard Medical Technologies PLC (United Kingdom)(a)	1,180,622
324,900	NxStage Medical, Inc.(a)(b)	1,923,408
278,900	Resmed, Inc.(a)(b)	11,292,661
281,390	St. Jude Medical, Inc.(a)(b)	12,094,142

97,800	Stryker Corp.	6,367,758

		91,925,356

Healthcare Technology 5.1%
2,059,000	Allscripts Healthcare Solution, Inc.(a)(b)	21,969,530
603,400	Eclipsys Corp.(a)(b)	12,882,590
588,100	Trizetto Group(a)(b)	11,479,712

		46,331,832

Healthcare Providers & Services 9.0%
540,500	Aetna, Inc.	26,808,800
56,000	Air Methods Corp.(a)(b)	2,302,720
218,100	Cardinal Health, Inc.(b)	12,898,434
339,200	Humana, Inc.(a)(b)	23,177,536
150,100	McKesson Corp.	8,819,876
191,100	Medco Health Solutions, Inc.(a)(b)	8,467,641

		82,475,007

Insurance 0.3%
743,700	Tempo Praticipacoes SA (Brazil)(a)	2,898,104

Life Sciences Tools & Services 2.4%
53,200	Amag Pharmaceuticals Inc.(a)(b)	2,328,564
46,600	Techne Corp.(a)	3,186,974
296,600	Thermo Fisher Scientific Inc.(a)(b)	16,588,838
4,100	WuXi PharmaTech Caymen, Inc. (China)(a)	98,400

		22,202,776

Pharmaceuticals 32.7%
570,900	Abbott Laboratories	30,571,695
415,095	Ardea Biosciences Inc.(a)	5,915,104
617,500	ARYx Therapeutics, Inc.(a)(b)	5,193,175
85,800	Auxilium Pharmeceuticals(a)(b)	2,749,032
609,200	BioForm Medical, Inc.(a)(b)	3,441,980
283,000	BioMimetic Therapeutics, Inc.(a)	3,888,420
1,679,400	Elan Corp. PLC, ADR (Ireland)(a)(b)	38,239,938
1,802,500	Impax Laboratories, Inc.(a)(b)	18,529,700
220,900	KV Pharmaceutical Co. (Class A)(a)(b)	5,549,008
4,420,000	Lev Pharmaceuticals, Inc.(a)(b)	4,950,400
528,200	Map Pharmaceuticals, Inc.(a)(b)	6,866,600
298,800	Merck & Co., Inc.(b)	13,236,840
72,000	Merck KGAA (Germany)	8,952,414
1,404,400	Mylan Inc.(b)	16,628,096
14,000	Novo-Nordisk A/S, ADR (Denmark)	957,180
321,400	Perrigo Co.(b)	10,741,188
12,100	Roche Holding AG (Switzerland)	2,372,913
284,700	Roche Holding Ltd. ADR (Switzerland)	27,957,540
658,400	Schering-Plough Corp.	14,287,280
236,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	11,609,962
961,700	Wyeth	41,949,354
477,642	Xenoport, Inc.(a)(b)	24,440,941

		299,028,760

	Total common stocks (cost $777,610,946)	881,850,477
PREFERRED STOCKS(a) 0.5%
Biotechnology
200,000	Geneva Proteomics, Private Placement (cost $1,094,000; purchased 7/7/00)(c)(d)	0

Pharmaceuticals 0.5%
1,400,000	Chemocentryx Inc., Private Placement, Series C (cost $4,900,000; purchased 6/13/06)(c)(d)	4,270,000

	Total preferred stocks (cost $5,994,000)	4,270,000

Units
WARRANTS(a) 0.2%
Biotechnology 0.1%
4,365,000	Conjuchem Biotechnologies, Inc.(Canada), expiring 11/28/09, Private Placement (cost $382,727; purchased 11/22/06)(c)(d)	594
227,400	Cytori Therapeutics, Inc., expiring 02/28/12, Private Placement (cost $31,836; purchased 2/23/07)(c)(d)	375,693
700,000	Insmed, Inc., expiring 11/8/09, Private Placement (cost $0; purchased 11/8/04)(c)(d)	3,252
2,850,000	Titan Pharmaceuticals Inc., expiring 12/21/12, Private Placement (cost $0; purchased 12/21/07)(c)(d)	599,378

		978,917

Healthcare Equipment & Supplies
600,000	Lombard Medical Technologies (United Kingdom) WARRANT A Expiring 06/15/10 Private Placement (cost $0; purchased 07/10/07)(c)(d)	0
600,000	Lombard Medical Technologies (United Kingdom) WARRANT B Expiring 06/15/10 Private Placement (cost $0; purchased 07/10/07) (c)(d)	1

		1

Pharmaceuticals 0.1%
341,250	Akorn, Inc., Expiring 03/08/11, Private Placement (cost $0; purchased 03/08/06)(c)(d)	535,875
884,000	Lev Pharmaceuticals, Inc., Expiring 8/17/12, Private Placement (cost $0; purchased 08/14/07)(c)(d)	198,058

		733,933

	Total warrants (cost $414,563)	1,712,851

	Total long-term investments (cost $784,019,509)	887,833,328

Shares
SHORT-TERM INVESTMENT 43.9%
Money Market Mutual Fund
402,262,532	Dryden Core Investment Fund - Taxable Money Market Series (cost $402,262,532; includes $368,594,922 of cash collateral received for securities on loan)(e)(f)	402,262,532

Total Investments(g) 140.9% (cost $1,186,282,041)(h)	1,290,095,860
Liabilities in excess of other assets (40.9%)	(374,202,869)

Net Assets 100.0%	$915,892,991

The following abbreviations are used in the portfolio descriptions:

ADR – American Depositary Receipt.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing securities.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $342,397,541; cash collateral of $368,594,922 (included in liabilities) was received with which the portfolio purchased highly liquid short-term instruments.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $19,370,867. The aggregate value of $24,381,462 is approximately 2.7% of net assets.
(d)	Indicates illiquid securities.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	As of February 29, 2008, eighteen securities representing $54,178,566 and 5.9% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $29,797,104 were valued using Other Significant Observable Inputs (Level 2, as defined below) and $24,381,462 were valued using Significant Unobservable Inputs (Level 3, as defined below).
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,189,848,146	$184,280,843	$(84,033,129)	$100,247,714

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,235,917,294	—
Level 2 - Other Significant Observable Inputs	29,797,104	—
Level 3 - Significant Unobservable Inputs	24,381,462	—

Total	$1,290,095,860	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$23,421,198
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	960,264
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 2/29/08	$24,381,462

Jennison Utility Fund

Schedule of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 97.0%

Commercial Services & Supplies 0.6%
1,332,500	EnergySolutions, Inc.	$29,048,500

Communications Equipment 0.2%
253,280	Echostar Corp.(a)	10,146,397

Construction & Engineering 4.5%
198,300	Acciona SA (Spain)	50,375,510
670,600	Fluor Corp.(b)	93,381,050
1,259,200	Foster Wheeler Ltd.(a)(b)	82,414,640

		226,171,200

Diversified Telecommunication Services 9.7%
2,950,000	Alaska Communications Systems Group, Inc.(b)	33,423,500
4,292,635	Chunghwa Telecom Ltd., ADR (Taiwan)	105,341,262
1,667,700	Consolidated Communications Holdings, Inc.(b)	24,031,557
2,453,200	Elisa Oyj (Class A)(Finland)	74,772,203
1,734,200	Hellenic Telecommunications Organization SA (Greece)	48,172,574
1,706,000	Maxcom Telecomunicacione SAB De C.V., ADR (Mexico)(a)	20,813,200
690,500	Neuf Cetegel (France)	36,499,550
650,000	Neuf Cetegel 144A (France)	34,358,737
3,430,600	Royal KPN NV (Netherlands)	64,762,890
2,685,500	Time Warner Telecom, Inc. (Class A)(a)(b)	42,806,870

		484,982,343

Electric Utilities 20.7%
1,764,700	Allegheny Energy, Inc.	89,417,349
1,270,600	CEZ AS (Czech Republic)	93,625,540
30,000	China Hydroelectric Corp., 144A Private Placement (original cost $30,000,000; purchased 1/24/08)(a)(e)(f)	30,000,000
2,026,200	Cleco Corp.(b)	46,420,242
511,600	E.On AG (Germany)	96,321,393
8,249,800	Enel Spa (Italy)	89,017,822
1,017,700	Entergy Corp.	104,558,497
658,900	Exelon Corp.	49,318,665
1,450,300	FirstEnergy Corp.	98,025,777
235,000	Fortum Oyj (Finland)	9,811,823
763,700	FPL Group, Inc.	46,043,473
5,066,036	Iberdrola SA (Spain)	73,167,404
435,300	ITC Holdings Corp.	23,201,490
3,003,700	PPL Corp.	136,307,905
1,684,995	Scottish & Southern Energy PLC (United Kingdom)	49,270,327

		1,034,507,707

Energy Equipment & Services 0.7%
179,300	First Solar, Inc.(a)(b)	36,792,360

Gas Utilities 13.2%
3,610,000	Enagas SA (Spain)	108,582,574
1,624,700	Energen Corp.	97,482,000
3,402,000	Equitable Resources, Inc.(b)	209,631,240
1,833,600	ONEOK, Inc.	85,390,752
2,829,800	Questar Corp.	156,346,450

		657,433,016

Independent Power Producers & Energy Traders 9.7%
3,614,200	AES Corp. (The)(a)(b)	64,983,316
5,851,100	Dynegy, Inc.(a)(b)	43,298,140
6,000,000	Iberdrola Renovables 144A (Spain)(a)	37,346,288
115,000	MPX Energia SA 144A (Brazil)(a)	69,227,130
4,376,200	NRG Energy, Inc.(a)(b)	180,605,775
650,000	Ormat Technologies, Inc.(b)	28,379,000
1,731,100	TransAlta Corp. (Canada)	61,751,507

		485,591,156

Media 1.5%
2,975,100	GateHouse Media, Inc.(b)	18,653,877
4,517,900	XM Satellite Radio Holdings, Inc.(a)(b)	53,311,220

		71,965,097

Multi-Utilities 8.1%
2,980,300	Centerpoint Energy, Inc.(b)	43,750,804
7,971,700	Centrica PLC (United Kingdom)	50,896,959
1,563,100	CMS Energy Corp.(b)	22,493,009
1,588,400	Dominion Resources, Inc.	63,440,696
1,147,500	PG&E Corp.(b)	43,214,850
1,286,800	Public Service Enterprise Group, Inc.(b)	56,747,880
2,348,100	Sempra Energy	124,754,553

		405,298,751

Oil, Gas & Consumable Fuels 14.8%
765,100	Capital Product Partners LP(b)	15,455,020
960,900	Cheniere Energy, Inc.(a)(b)	28,183,197
886,600	Copano Energy LLC(b)	32,316,570
988,353	Copano Energy LLC – E Units, Private Placement (original cost $31,399,975; purchased 6/30/06-11/2/06)(b)(e)(f)	30,261,392
1,596,300	Crosstex Energy, Inc.(b)	57,067,725
2,415,100	Energy Transfer Equity LP(b)	80,326,226
1,151,900	Enterprise GP Holdings LP(b)	36,192,698
3,749,970	OPTI Canada, Inc. (Canada)(a)	65,912,605
684,300	Regency Energy Partners LP(b)	20,296,338
4,663,000	Rentech Inc.(a)(b)	5,875,380
180,800	Semgroup Energy Partners LP(b)	4,507,344
2,077,100	Spectra Energy Corp.	48,001,781
2,345,594	Trident Resources Corp., Private Placement (Canada) (original cost $34,626,921; purchased 12/4/03-3/9/06)(a)(e)(f)	23,831,283
5,044,700	Williams Cos., Inc.(b)	181,710,094
2,966,549	Williams Partners LP	110,147,964

		740,085,617

Real Estate Investment Trust (REIT) 0.6%
1,249,200	American Financial Realty Trust(b)	9,656,316
624,800	Digital Realty Trust, Inc.(b)	22,430,320

		32,086,636

Semiconductors & Semiconductor Equipment 0.5%
339,400	MEMC Electronic Materials, Inc.(a)(b)	25,889,432

Trading Companies & Distributors 0.8%
1,789,100	Aircastle Ltd.(b)	36,855,460

Transportation Infrastructure 1.5%
750,500	Aegean Marine Petroleum Network, Inc.(b)	20,571,205
4,904,300	DP World Ltd. 144A(a)	4,413,870
119,600	Hamburger Hafen Und Logistik AG 144A (Germany)(a)	9,350,843
220,400	Hamburger Hafen Und Logistik AG (Germany)(a)	17,231,820
649,200	Macquarie Infrastructure Co.(b)	21,754,692

		73,322,430

Water Utilites 0.1%
290,000	Consolidated Water Co., Inc.(b)	6,182,800

Wireless Telecommunication Services 9.8%
1,915,200	American Tower Corp. (Class A)(a)(b)	73,620,288
635,600	Bouygues SA (France)	43,411,364
2,071,200	Crown Castle International Corp.(a)(b)	74,749,608
1,766,100	Hutchison Telecommunications International Ltd., ADR (Hong Kong)(b)	35,057,085
1,099,300	MetroPCS Communications, Inc.(a)(b)	17,533,835
509,896	Millicom International Celluar SA(a)(b)	56,343,508
2,363,300	NII Holdings, Inc.(a)(b)	93,893,910
2,341,600	Rogers Communications, Inc. (Canada)	92,426,883

		487,036,481

	Total common stocks (cost $3,647,130,823)	4,843,395,383

Principal Amount (000)
CORPORATE BONDS 0.2%
Oil, Gas & Consumable Fuels
$9,581	Trident Resources Corp., (Canada) Sub. Unsec. Note, 10.11%, due 8/12/12, Private Placement (original cost $9,124,172; purchased 8/20/07)(e)(f)	9,049,540

Shares
PREFERRED STOCK
Oil, Gas & Consumable Fuels
	Trident Resources Corp., (Canada) Series B, Private Replacement, 7.00%, expiring 3/10/13 @ $12.50

160,000	(original cost $10,000,000; purchased 7/7/06)(a)(e)(f)	2,000,000

Units
WARRANTS
Oil, Gas & Consumable Fuels
732,600	Rentech, Inc., expiring 04/20/12, Private Placement (original cost $0; purchased 4/23/07)(a)(e)(f)	83,565
891,460	Trident Resources Corp., expiring 1/01/15, Private Placement (Canada) (original cost $0; purchased 8/20/07)(a)(e)(f)	91

		83,656

	Total long-term investments (cost $3,666,254,995)	4,854,528,579

Shares
SHORT-TERM INVESTMENT 17.5%
Affiliated Money Market Mutual Fund 17.5%
875,992,087	Dryden Core Investment Fund - Taxable Money Market Series (cost $875,992,087; includes $740,279,686 of cash collateral received for securities on loan)(c)(g)	875,992,087

	Total Investments(d) 114.7% (cost $4,542,247,082)(h)	5,730,520,666
	Liabilities in excess of other assets (14.7%)	(733,774,741)

	Net Assets 100.0%	$4,996,745,925

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

144A— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified Institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $692,731,361; cash collateral of $740,279,686 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	As of February 29, 2008, twenty two securities representing $1,018,272,541 and 20.4% of net assets were fair valued in accordance with the policies adopted by the Board of Directors. Of this amount, $923,046,670 were valued using Other Significant Observable Inputs (Level 2, as defined below) and $95,225,871 were valued using Significant Unobservable Inputs (Level 3, as defined below).
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security is restricted as to resale. The aggregate original cost of such securities is $115,151,068. The aggregate market value of $95,225,871 is approximately 1.9% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$4,544,015,251	$1,405,013,046	$(218,507,631)	$1,186,505,415

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,712,248,125	—
Level 2 - Other Significant Observable Inputs	923,046,670	—
Level 3 - Significant Unobservable Inputs	95,225,871	—

Total	$5,730,520,666	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 11/30/07	$109,486,694
Realized gain (loss)	(12,660,083)
Change in unrealized appreciation (depreciation)	4,944,728
Net purchases (sales)	(6,545,468)
Transfers in and/or out of Level 3	—

Balance as of 2/29/08	$95,225,871

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 29, 2008, the Financial Services, Health Sciences and Utility Funds held securities whose value required adjustments in accordance with such procedures.

Health Sciences Fund and Utility Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). The restricted securities held by the Funds as of February 29, 2008 may include registration rights. Restricted securities, including private placements, are valued pursant to the valuation procedures noted above.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2008

*	Print the name and title of each signing officer under his or her signature.